Expense Example	Jul. 01, 2024 USD ($)
MassMutual Inflation-Protected and Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	637
MassMutual Inflation-Protected and Income Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
MassMutual Inflation-Protected and Income Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	879
MassMutual Inflation-Protected and Income Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	999
MassMutual Inflation-Protected and Income Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,175
MassMutual Inflation-Protected and Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	730
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	1,606
MassMutual Inflation-Protected and Income Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,463
MassMutual Inflation-Protected and Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
MassMutual Diversified Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
MassMutual Diversified Bond Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	879
MassMutual Diversified Bond Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	999
MassMutual Diversified Bond Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,117
MassMutual Diversified Bond Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,291
MassMutual Diversified Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	531
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	1,716
MassMutual Diversified Bond Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,576
MassMutual Diversified Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	$ 879